Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Grade	Dec. 31, 2012
Allowance for Loan Losses [Abstract]
Grade for a loan to be evaluated for impairment, minimum	6
Allowance for Loan Losses [Roll Forward]
Beginning Balance	$ 18,936	$ 19,323
Charge-offs	(3,287)	(8,177)
Recoveries	211	490
Provisions	2,700	7,300
Ending Balance	18,560	18,936
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	1,941	1,706
Allowances for loan losses, Collectively evaluated for impairment	16,619	17,230
Allowance for loan losses	18,560	18,936
Loans, Individually evaluated for impairment	68,856	87,576
Loans, Collectively evaluated for impairment	585,685	542,136
Loans	654,541	629,712
Commercial and Industrial [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	470	451
Charge-offs	(4)	(66)
Recoveries	0	0
Provisions	125	85
Ending Balance	591	470
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	131	10
Allowances for loan losses, Collectively evaluated for impairment	460	460
Allowance for loan losses	591	470
Loans, Individually evaluated for impairment	622	748
Loans, Collectively evaluated for impairment	22,379	21,177
Loans	23,001	21,925
Real Estate Construction [Member] | Residential [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	845	2,613
Charge-offs	0	(1,326)
Recoveries	0	490
Provisions	(431)	(932)
Ending Balance	414	845
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	21	24
Allowances for loan losses, Collectively evaluated for impairment	393	821
Allowance for loan losses	414	845
Loans, Individually evaluated for impairment	967	987
Loans, Collectively evaluated for impairment	6,422	6,344
Loans	7,389	7,331
Real Estate Construction [Member] | Commercial [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	1,115	1,971
Charge-offs	0	(310)
Recoveries	0	0
Provisions	(167)	(546)
Ending Balance	948	1,115
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	290	96
Allowances for loan losses, Collectively evaluated for impairment	658	1,019
Allowance for loan losses	948	1,115
Loans, Individually evaluated for impairment	11,736	14,879
Loans, Collectively evaluated for impairment	32,013	26,996
Loans	43,749	41,875
Real Estate Mortgage [Member] | Commercial - Owner Occupied [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	4,095	2,714
Charge-offs	(77)	(1,058)
Recoveries	1	0
Provisions	716	2,439
Ending Balance	4,735	4,095
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	331	216
Allowances for loan losses, Collectively evaluated for impairment	4,404	3,879
Allowance for loan losses	4,735	4,095
Loans, Individually evaluated for impairment	6,539	6,594
Loans, Collectively evaluated for impairment	163,583	151,022
Loans	170,122	157,616
Real Estate Mortgage [Member] | Commercial - Non-owner Occupied [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	7,379	6,742
Charge-offs	(2,641)	(3,848)
Recoveries	0	0
Provisions	2,792	4,485
Ending Balance	7,530	7,379
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	801	1,053
Allowances for loan losses, Collectively evaluated for impairment	6,729	6,326
Allowance for loan losses	7,530	7,379
Loans, Individually evaluated for impairment	33,087	48,415
Loans, Collectively evaluated for impairment	187,277	173,316
Loans	220,364	221,731
Real Estate Mortgage [Member] | Residential - 1 to 4 Family [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	4,384	4,190
Charge-offs	(554)	(1,531)
Recoveries	210	0
Provisions	(428)	1,725
Ending Balance	3,612	4,384
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	338	301
Allowances for loan losses, Collectively evaluated for impairment	3,274	4,083
Allowance for loan losses	3,612	4,384
Loans, Individually evaluated for impairment	15,322	12,550
Loans, Collectively evaluated for impairment	132,838	127,614
Loans	148,160	140,164
Real Estate Mortgage [Member] | Residential - Multifamily [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	312	278
Charge-offs	(8)	0
Recoveries	0	0
Provisions	85	34
Ending Balance	389	312
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	6	6
Allowances for loan losses, Collectively evaluated for impairment	383	306
Allowance for loan losses	389	312
Loans, Individually evaluated for impairment	469	3,215
Loans, Collectively evaluated for impairment	23,634	17,966
Loans	24,103	21,181
Consumer [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	336	148
Charge-offs	(3)	(38)
Recoveries	0	0
Provisions	8	226
Ending Balance	341	336
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment	23	0
Allowances for loan losses, Collectively evaluated for impairment	318	336
Allowance for loan losses	341	336
Loans, Individually evaluated for impairment	114	188
Loans, Collectively evaluated for impairment	17,539	17,701
Loans	17,653	17,889
Unallocated [Member]
Allowance for Loan Losses [Roll Forward]
Beginning Balance	0	216
Charge-offs	0	0
Recoveries	0	0
Provisions	0	(216)
Ending Balance	0	0
Loans and Allowances for Loan Losses [Abstract]
Allowance for loan losses	$ 0	$ 0